LOSS PER SHARE	6 Months Ended
Jun. 30, 2012
LOSS PER SHARE [Abstract]
LOSS PER SHARE
NOTE 15	-	LOSS PER SHARE

The loss and the weighted average number of shares used in computing basic and diluted loss per share for the six and three month periods ended June 30, 2012 and 2011, and for the years ended December 31, 2011, 2010 and 2009, are as follows:

	US dollars
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Loss for the period	1,372,411	1,056,921	737,458	516,657	2,364,339	2,788,446	1,202,296

	Number of shares
	Six month period ended June 30,		Three month period ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011	2010	2009
	(unaudited)		(unaudited)
Weighted average number of shares used in the computation of basic and diluted earnings per share	5,295,543	4,922,582	5,295,543	4,989,720	5,091,330	4,034,706	3,995,805
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share (*)	600,232	555,764	600,232	555,764	582,732	511,648	109,197

(*)
All stock issuable upon the exercise of all outstanding stock options and warrants and conversion of convertible notes (with respect to fiscal year 2010 calculation of EPS) have been excluded from the calculation of the diluted net loss per share for all the reported periods, since the effect of the shares issuable with respect of these instruments was anti-dilutive.